INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY	12 Months Ended
Dec. 31, 2022
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY

14.INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY

Company

Details of the Company’s subsidiaries at 31 December 2022 and 31 December 2021 are as follows:

	Country of	Ownership	Voting Power	Nature of
Name of Undertaking	Incorporation	Interest (%)	Held (%)	Business
Argo Innovation Labs Inc.	Canada	100%	100%	***
Argo Innovation Labs Limited	UK	100%	100%	Dormant
Argo Innovation Facilities (US) Inc.	USA	100%	100%	*
9377-2556 Quebec Inc.	Canada	100%	100%	**
9366-5230 Quebec Inc.	Canada	100%	100%	**
Argo Holdings US Inc.	USA	100%	100%	****
Argo Operating US LLC	USA	100%	100%	*

* The provision of cryptocurrency mining services

** The provision of cryptocurrency mining sites

*** Converted from the provision of cryptocurrency mining services to cost centre in 2022

**** Holding company

	2022	2021
Investment in subsidiaries	£’000	£’000

At 1 January	12,181	—
Additions	53,494	12,181
Disposals	(12,181)	—
At 31 December	53,494	12,181

The cost of the investment above is in respect of the DPN LLC acquisition further detail can be found in note 19.

9377-2556 Quebec Inc.and 9366-5230 Quebec Inc.are the GPUone subsidiaries acquired on 11 May 2021 with registered addresses of 8 avenue William Dobell, Baie-Comeau, Quebec G4Z 1T7 and 10205 Irene Vachon, Mirabel, Quebec J7N 3E3 respectively. More information on this acquisition can be found in note 17.

Argo Holdings US Inc. was incorporated on November 22, 2022, with a registered office of 1209 Orange Street, Wilmington, Delaware, USA, 19801. The company contributed shares in Argo Innovation Facilities (US) valued at £53.5m.

Argo Operations US LLC was formed on November 22, 2022, with a registered office of 1209 Orange Street, Wilmington, Delaware, USA, 19801.

Argo Innovation Facilities (US) Inc was incorporated on 25 February 2021 with a registered address of 2028 East Ben White Blvd. Austin, TX 78740. This entity held the Helios facility and real property in Dickens County, Texas. On 21 December 2022, Argo Innovation Facilities (US) Inc. was converted to Galaxy Power LLC. Galaxy Power LLC was sold on 28 December 2022 pursuant to an equity purchase agreement. The proceeds received for the sale were £53.0 million against a book value £97.8 million resulting in a loss on sale for the Group of £44.8 million.

The effects of the disposal of Galaxy Power LLC on the cash flows of the Group were:

Group
At 28 December
2022
£000
Carrying amounts of assets and liabilities as at the date of disposal:

Cash and bank balances	1,357
Property, plant and equipment	104,888
Trade and other debtors	297
Total assets	106,542

Trade and other creditors	9,764
Total liabilities	9,764

Net assets disposed of	96,778

Cash flows arising from disposal:

Proceeds used to paydown existing debt	70,654
Issuance of new loan	(25,356)
Proceeds received in cash for new loans	6,676
Total Proceeds	51,974
Net assets disposed of (as above)	96,778
Loss on disposal	(44,804)